Purchased Intangible Assets - Schedule of Future Amortization Expenses (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
2018	$ 11,820
2019	14,985
2020	14,985
2021	14,985
2022	14,852
Thereafter	164,966
Net Carrying Value	$ 236,593	$ 240,534	$ 259,713